Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Average Examination Period	3 to 6 years
Angola, Tanzania, Sierra Leone, Liberia and Gabon
Withholding Tax As A Percentage Of Current Tax Expense	72.00%
Ghana, Tanzania and Turkey
Withholding Tax As A Percentage Of Current Tax Expense			95.00%
Marshall Islands
Percentage Of Marshall Islands And Malta Subsidiaries Stock Treated As Owned By Individuals Resident In Marshall Islands	100.00%
Tax rate	0.00%	0.00%	0.00%
Angola, Equatorial Guinea, Ivory Coast, and Ghana
Withholding Tax As A Percentage Of Current Tax Expense		81.00%